Restructuring - Canadian Restructuring Plan - Charges Incurred (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Restructuring Cost and Reserve [Line Items]
Asset impairments		$ 0	$ 210
Total				$ 4,830	$ 9,667	$ 8,261
Canadian Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Labor expense	$ 98		377
Total		30		707	617
Facility consolidation | Canadian Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Inventory valuation adjustments				596	3,799	8,694
Labor expense				682	1,751	503
Consulting and legal fees	3		51	192	225	314
Other expense	(55)	5	662	1,118	2,126	116
Rent and related charges	450		1,089	1,535	584
Gain on sale of building						(6,104)
Severance	$ 483	$ 30	$ 532	$ 707	617
Exit of certain lines of business | Canadian Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Inventory valuation adjustments					535	1,152
Gain on disposal of assets					(458)	837
Other expense					$ 488
Severance						$ 2,749